Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
REVENUES	$ 16,038	$ 14,166	$ 41,194	$ 62,221
COST OF REVENUES	(6,993)	(5,828)	(16,990)	(23,156)
GROSS PROFIT	9,045	8,338	24,204	39,065
OPERATING EXPENSES:
Research and development expenses	(10,309)	(13,419)	(30,415)	(39,540)
Sales and marketing expenses	(4,880)	(4,015)	(13,636)	(13,330)
General and administrative expenses	(5,825)	(3,843)	(12,793)	(11,376)
Change in earnout liability	(264)		(292)
TOTAL OPERATING EXPENSES	(21,278)	(21,277)	(57,136)	(64,246)
OPERATING LOSS	(12,233)	(12,939)	(32,932)	(25,181)
Change in fair value of Forfeiture Shares	3	89	38	1,618
Financial income, net	1,885	368	3,659	1,160
LOSS BEFORE INCOME TAXES	(10,345)	(12,482)	(29,235)	(22,403)
INCOME TAXES	(14)	(16)	(52)	(61)
LOSS AFTER INCOME TAXES	(10,359)	(12,498)	(29,287)	(22,464)
EQUITY IN EARNINGS OF INVESTEE	4	6	21	13
NET LOSS	$ (10,355)	$ (12,492)	$ (29,266)	$ (22,451)
Basic net loss per ordinary share (in Dollars per share)	$ (0.1)	$ (0.12)	$ (0.28)	$ (0.22)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.1)	$ (0.12)	$ (0.28)	$ (0.22)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	106,098,703	102,216,654	105,075,212	101,659,653